Annual Total Returns - Growth Opportunities Portfolio [BarChart] - 02.28 VIP Growth Opportunities Portfolio Investor PRO-09 - Growth Opportunities Portfolio - VIP Growth Opportunities Portfolio-Investor VIP
Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	2.18%
Annual Return 2012	19.54%
Annual Return 2013	37.77%
Annual Return 2014	12.09%
Annual Return 2015	5.54%
Annual Return 2016	0.28%
Annual Return 2017	34.38%
Annual Return 2018	12.37%
Annual Return 2019	40.71%
Annual Return 2020	68.52%